Financial Instruments -Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bonds Payable. | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 35,227	$ 38,053
Financial Liabilities Fair Value	36,693	39,024
Investment funds | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Assets Carrying Amount	3,531	4,096
Financial Assets Fair Value	3,531	4,096
Long-term loan receivable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Assets Carrying Amount		1,237
Financial Assets Fair Value		1,237
FVTPL | Loan payable
Financial Instruments
Financial Liabilities Carrying Amount	6,817	5,223
Financial Liabilities Fair Value	6,817	5,223
FVTPL | Equity securities
Financial Instruments
Financial Assets Carrying Amount	8,564	6,230
Financial Assets Fair Value	8,564	6,230
FVTPL | Debt securities
Financial Instruments
Financial Assets Carrying Amount		873
Financial Assets Fair Value		873
FVTOCI | Debt securities
Financial Instruments
Financial Assets Carrying Amount	10,786	11,019
Financial Assets Fair Value	$ 10,786	$ 11,019